UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549




                                 FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD
                OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                Investment Company Act file number   811-3627

                        Greenspring Fund, Incorporated
              (Exact Name of Registrant as Specified in Charter)

                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
              (Address of Principal Executive Offices)(Zip Code)

    Registrant's Telephone Number, including Area Code: (410)823-5353

                       Mr. Charles vK. Carlson, President
                        2330 West Joppa Road, Suite 110
                        Lutherville, Maryland 21093-4641
                     (Name and address of Agent for Service)

                   Date of fiscal year end: December 31, 2005

                   Date of reporting period: June 30, 2005


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Proxy Voting Record





                                    MEETING                                                                 FOR/AGAINST  FOR/AGAINST
    ISSUER	     TICKER	    CUSIP	 DATE 	    MATTER VOTED ON          PROPOSED BY       VOTE CAST      ABSTAIN 	  MANAGEMENT
    ------       ------     -----    ----           ---------------          -----------       ---------      ------      ---------
Suntrust Banks    STI	  867914103	09/15/04	1) Approve issuance STI stock Management		09/10/04	  FOR		    	FOR
							         to Commerce Fincl Corp in
							         the merger dated as of
							         5/7/04.
							   	2) Adjourn/postpone STI spec. Management        09/10/04	  FOR		    	FOR
							           meeting, if necessary
Celadon Group     CLDN	  150838100	09/19/04   	1) Election of Directors      Management		11/18/04	  FOR             FOR
Emerson Electric  EMR	  291011104	02/01/05   	1) Election of Directors      Management		01/31/05	  FOR			FOR
   							      2) Approve restricted stk pln Management		01/31/05	  FOR             FOR
      							3) Reapprove performance      Management        01/31/05      FOR             FOR
								   Measure stock plan
							      4) Ratify KPMG as IA	      Management       	01/31/05      FOR             FOR
								5) Proposal on sexual         Management        01/31/05      FOR             FOR
								   orientation
United National   UNGL    91103x102  01/24/05  	1) Approve issuance of CL A   Management		01/20/05      FOR             FOR
								   shrs pursuant to merger
								   dated 10/14/04
								2) Approve name change        Management       	01/20/05	  FOR		    	FOR
							      3) Approve res. to amend      Management        01/20/05	  FOR             FOR
							         Articles 135 & 136
							      4A)Approve Amendment to
								   Par 19 Wind River  	      Management		01/20/05	  FOR		      FOR
								   Insurance Co.
							      4B)Approve amendments to      Management		01/20/05	  FOR		      FOR
								   bylaws 135 & 136,
								   Wind River Insurance Co
							      4C)Approve amendments to      Management		01/20/05	  FOR		      FOR
								   bylaws 135 & 136,
								   Wind river Services
							      5) To adjourn/postphone EGM,  Management		01/20/05	  FOR		      FOR
     								   if nec., to solicit
								   additional proxies if ther
								   are not suff votes for     Management		01/20/05	  FOR		      FOR
    					      		   proposals 1,2,3,4A,4B,4C.
Griffon Corp      GFF     398433102	02/16/05    1) Election of Directors      Management		02/14/05      FOR             FOR
John Hancock	BTO	  409735107	03/02/05    1) Election of Directors      Management		03/01/05      FOR             FOR
Bank & Thrift
Opportunity Fund
Urstadt Biddle	UBA     917286205 03/09/05    1) Election of Directors      Management		03/07/05	  FOR             FOR
Properties     						2) Ratify Ernst & Young as IA Management        03/07/05	  FOR             FOR
Burlington        BR      122014103	04/27/05    1) Election of Directors      Management		04/11/05      FOR             FOR
Resources							2) Ratify PWC as IA	      Management       	04/11/05      FOR             FOR
Suntrust Banks IncSTI     867914103	04/19/05    1) Election of Directors      Management       	04/11/05      FOR             FOR
								2) Ratify PWC as IA	      Management        04/11/05      FOR             FOR
								3) Appr Mgnt Incentive Plan   Management        04/11/05      FOR             FOR
								4) Appr Performance Unit Plan Management        04/11/05      FOR             FOR
Washington Mutual WM      939322103 04/19/05    1) Election of Directors      Management		04/11/05      FOR             FOR
							      2) Ratify Deloitte & Touche IAManagement       	04/11/05      FOR             FOR
Pentair Inc.	PNR	  709631105 04/29/05    1) Election of Directors      Management        04/27/05      FOR             FOR
 								2) Ratify Deloitte & Touche IAManagement        04/27/05      FOR             FOR
Imation Corp      IMN     45245A10  05/04/05    1) Election of Directors      Management		05/03/05	  FOR		    	FOR
						            2) Ratify Deloitte & Touche IAManagement		05/03/05	  FOR		    	FOR
								3) Appr Stock Incentive Plan  Management		05/03/05	  FOR		      FOR
SCS TransportationSCST    81111t102	04/20/05    1) Election of Directors      Management       	04/11/05      FOR             FOR
								2) Ratify KPMG IA             Management       	04/11/05      FOR             FOR
Energen	      EGN     29265n108	04/27/05    1) Election of Directors      Management		04/25/05	  FOR             FOR
							      2) Amend Cert. of Inc. to     Management		04/25/05	  FOR             FOR
								   increase auth shs of common
								   stock
EOG Resources     EOG	  26875p101	05/03/05    1) Election of Directors       Management		04/26/05	  FOR		      FOR
								2) Ratify Deloitte & Touche IA Management		04/26/05	  FOR		      FOR
								3) Increase number authorized  Management		04/26/05	  FOR		      FOR
								   shares of common stock
Brush Engineered  BW      117421107 05/03/05   	1) Election of Directors       Management       04/05/05	  FOR		      FOR
			 					2) Other Matters	       	 Management 	04/05/05	  FOR             FOR
PPL Corporation   PPL     69351t106 04/22/05   	1) Election of Directors       Management		04/20/05	  FOR		      FOR
	 							2) Ratify PWC as IA	       Management		04/20/05	  FOR		      FOR
Michael Baker     BKR     057149106 04/21/05   	1) Election of Directors       Management       04/07/05      FOR             FOR
CIT Financial	CIT     125581108 05/11/05   	1) Election of Directors       Management		05/09/05      FOR             FOR
								2) Ratify PWC as IA	       Management		05/09/05      FOR             FOR
								3) Other business              Management		05/09/05      FOR             FOR
Nisource Inc      NI      65473p105 05/10/05   	1) Election of Directors       Management		05/04/05	  FOR		    	FOR
        							2) Ratify Deloitte & Touche IA Management		05/04/05	  FOR		      FOR
								3) Long-term incentive plan    Management		05/04/05	  Against	    Against
								4) Appr/Amend ESOP             Management		05/04/05	  FOR		      FOR
								5) Elect directors annually    Shareholder	05/04/05	  FOR		    Against
								6) Elect dir. by majority vote Shareholder	05/04/05	  Against	      FOR
Tredegar          TG      894650100 04/28/05   	1) Election of Directors       Management		04/26/05	  Withhold 02   Against
		  				  		2) Ratify PWC as IA	       Management		04/26/05	  FOR		      FOR
Suncor Energy	SU      867229106 04/28/05   	1) Election of Directors       Management		04/26/05	  FOR		      FOR
								2) Ratify PWC as IA	       Management		04/26/05	  FOR		      FOR
		   						3) Shareholder rights plan     Management		04/26/05	  FOR		      FOR
FTI Consulting    FCN     302941109 05/18/05   	1) Election of Directors       Management		05/17/05      FOR             FOR
								2) Increase authorized shs     Management		05/17/05      FOR             FOR
								3) Ratify Ernst & Young as IA  Management  	05/17/05      FOR             FOR
First Potomac	FPO     33610f109 05/20/05   	1) Election of Directors       Management		05/19/05      FOR             FOR
Realty Trust      					2) Increase common shares      Management       05/19/05      FOR             FOR
Partnerre Ltd     PRE     g6852t105 05/10/05   	1) Election of Directors       Management		05/09/05	  Against       Against
								2) Appr. emp equity plan       Management		05/09/05	  Against       Against
								3) Increase authorized shares  Management		05/09/05	  FOR             FOR
								4) Ratify Deloitte & Touche IA Management		05/09/05	  FOR             FOR
								5) Other matters               Management		05/09/05	  FOR             FOR
Wabash National   WNC     929566107 05/12/05   	1) Election of Directors       Management		05/09/05	  FOR             FOR
NABI Biopharm.    NABI    629519109	05/13/05   	1) Election of Directors       Management		05/12/05	  FOR		      FOR
United American   INDM    90933t109 05/04/05   	1) Elect of Dirirectors INDM   Management       04/25/05      FOR             FOR
Indemnity LTD.						2) Shareholder incentive plan  Management       04/25/05    Against         Against
   								3) Incentive award program     Management       04/25/05      FOR             FOR
								4) Integration bonus plan      Management       04/25/05      FOR             FOR
								5) Rat      as I.A.            Management       04/25/05      FOR             FOR
							     	6)A1. Dir Wind River Ins. Bar. Management       04/25/05      FOR             FOR
							        A2. Appoint PWC as I.A.      Management       04/25/05      FOR             FOR
							      6)B1. Dir Wind River Ins. LTD. Management       04/25/05      FOR             FOR
							        B2. Appoint PWC as I.A.      Management       04/25/05      FOR             FOR
							      6)C1. Dir Wind River Services  Management       04/25/05      FOR             FOR
		 					        C2. Appoint PWC as I.A.      Management       04/25/05      FOR             FOR
KMG America       KMA     482563103 05/18/05 	1) Election of Directors       Management		05/17/05	  FOR		      FOR
W.R. Berkley      BER     084423102 05/10/05    1) Election of Directors       Management		05/09/05	  FOR             FOR
								2) Appoint KPMG LLP as I.A.    Management		05/09/05	  FOR             FOR
Provident         PBKS    743859100 05/18/05 	1) Election of Directors       Management		05/17/05      FOR             FOR
Bankshares							2) Appoint KPMG LLP as I.A.    Management		05/17/05      FOR             FOR
Gladstone
Commercial 		GLAD	  376536108	05/25/05	1) Election of Directors       Management		05/24/05	  FOR             FOR
Rush Enterprises  RUSHA   781846209 05/25/05    1) Directors		       Management		05/24/05	  FOR		      FOR
								2) Appoint Ernst & Young I.A.  Management		05/24/05	  FOR		      FOR
								3) other business	       	 Management		05/24/05  	  FOR		     	FOR
USI Holdings      USIH    90333h101	05/25/05   	1) Election of Directors       Management		05/24/05	  FOR		      FOR
								2) Amend Cert. of Incorp.      Management		05/24/05	  FOR		      FOR
Emcor Group       EME     29084q100 06/16/05   	1) Election Of directors       Management		06/15/05	  FOR		      FOR
								2) Mgmt stk incentive plan     Management		06/15/05	  FOR		      FOR
    							      3) Stock plan for directors    Management		06/15/05	  FOR		      FOR
								4) Appoint Ernst & Young I.A.  Management		06/15/05	  FOR		      FOR
Assurant, Inc.    AIZ	  04621x108	06/02/05   	1) Election of Directors       Management		05/26/05	  FOR             FOR
								2) Appoint PWC as I.A.         Management		05/26/05	  FOR             FOR
Graftech Intl.    GTI     384313102	05/25/05   	1) Election of Directors       Management		05/17/05      FOR             FOR
                    					2) 2005 Equity incentive plan  Management		05/17/05    Against         Against
Allied Waste      AW      019589308 05/20/05   	1) Election of Directors       Management		05/17/05	  FOR             FOR
     								2) Appoint PWC as I.A.         Management		05/17/05	  FOR   	      FOR
Waste Ind.	      WWIN	  941057101 05/25/05   	1) Election of Directors       Management		05/17/05      FOR             FOR
								2) Ratify Deloitte & Touche IA Management       05/17/05      FOR		      FOR
							      3) Other matters	       	 Management		05/17/05      FOR             FOR
Columbia Bncp     CBMD	  197227101 05/31/05   	1) Election of Directors       Management		05/26/05	  FOR		      FOR
Radyne Comstream  RADN    750611402 06/08/05    1) Election of Directors       Management       06/01/05      FOR             FOR
  								2) Other business              Management       06/01/05      FOR             FOR
US Home Systems   USHS    90335c100 06/16/05    1) Election of Directors       Management 	06/06/05	  For             For
								2) Other business              Management       06/06/05      FOR             FOR








                               Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Greenspring Fund, Incorporated

By: /s/ Charles vK. Carlson
Charles vK. Carlson
Chief Executive Officer

August 25, 2005